Exhibit 99.48

Loan ID	Redaction ID	Investor Loan ID	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Current/Final Loan Grade	Compliance Initial Loan Grade	Compliance Current/Final Loan Grade	Property Initial Loan Grade	Property Current/Final Loan Grade	Queue	Finding Code	Date Created	Date Modified	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Finding Comments	Seller Comments	Resolution Comments	Reviewer Comp Factor	Originator Comp Factors	Finding Documents	Originator QM Status	Final Reviewed QM Status	Loan Amount	Property State	Occupancy	Loan Purpose	Refinance Purpose	Acknowledged / WaivedBy	Waiver in File?	Unique Finding ID
XXXX	891908	XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other
XXXX	896448	XXXX	A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other
XXXX	905649	XXXX	C	A	C	A	A	A	A	A	Closed	FCRE0184	2025-12-22 23:33	2025-12-24 16:16	Resolved	1 - Information	C	A	Credit	Eligibility	Missing Cash-out Letter on a Business Purpose Loan	Resolved-Received cash out purpose LOE. - Due Diligence Vendor-12/24/2025 Ready for Review-Document Uploaded. See attached - Seller-12/23/2025 Open-Missing Cash-out Letter on a Business Purpose Loan. - Due Diligence Vendor-12/23/2025	Ready for Review-Document Uploaded. See attached - Seller-12/23/2025	Resolved-Received cash out purpose LOE. - Due Diligence Vendor-12/24/2025	DSCR =/> 1.00 and minimum is 0.85 or Less - Required is 0.75 Borrower has 1.012 Required is 0.75 Borrower has 1.012 LTV is less than guideline maximum - Required is 80 Borrower has 65 Required is 80 Borrower has 65 Qualifying FICO score is at least 20 points above minimum for program - Required is 660 Borrower has 714 Required is 660 Borrower has 714		XXXX	ATR/QM: Exempt	ATR/QM: Exempt	XXXX	XX	Investment	Refinance	Cash Out - Other	N/A	N/A	6754024